BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,195	$ 2,223
Restricted cash	253	212
Trade receivables (net of allowance for doubtful accounts of $42 and $49 at June 30, 2013 and December 31, 2012, respectively)	8,605	8,618
Deferred tax assets	719	785
Other accounts receivable and prepaid expenses	1,039	737
Total current assets	12,811	12,575
LONG-TERM ASSETS:
Severance pay fund	1,651	1,577
Restricted cash	442	381
Non-current deferred tax assets	452	438
Long-term deposits and long-term assets	40	66
Property and equipment, net	315	377
Goodwill	5,839	6,121
Total long-term assets	8,739	8,960
Total assets	21,550	21,535
CURRENT LIABILITIES:
Short term bank loan	597
Trade payables	586	684
Deferred revenues	2,456	1,467
Accrued expenses and other accounts payable	2,524	2,750
Total current liabilities	6,163	4,901
LONG-TERM LIABILITIES:
Accrued severance pay	1,869	1,808
Total long-term liabilities	1,869	1,808
COMMITMENTS, CONTINGENCIES AND CHARGES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding: 11,672,916 and 11,641,758 shares at June 30, 2013 and December 31, 2012, respectively	129	129
Additional paid-in capital	36,179	36,033
Accumulated other comprehensive loss	(1,900)	(1,530)
Accumulated deficit	(20,890)	(19,806)
Total shareholders' equity	13,518	14,826
Total liabilities and shareholders' equity	$ 21,550	$ 21,535